Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties

Note 12 — Related Parties

During the six months ended June 30, 2021, no advances were received or repaid from/to the individual shareholder. During the year ended December 31, 2020, dividends paid to the individual shareholder were $385,901; the Group received the advances from director for working capital needs in an aggregate of approximately $1,617,000 and repaid in an aggregate of approximately $1,467,000. As a result, due to director in an amount of approximately $152,000 and $150,000 were included in the consolidated balance sheet as of June 30, 2021 and December 31, 2020, respectively.

Note 11 — Related Parties

The Group received subscription payments from its then sole shareholder prior to Business Combination to meet the capital needs, which were reflected in the consolidated statements of changes in stockholders’ equity. In addition, the sole shareholder also funded the Group’s working capital needs and the Group repaid and provided advances to the shareholder from time to time, which were recorded in due from or due to shareholder included in the consolidated balance sheets. Any advances received from and made to the shareholder are non-interest bearing and due on demand.

Prior to the Closing, an individual shareholder owns 100% of the LFGL’s outstanding shares which were initially financed with subscription receivable from the shareholder recorded as a reduction to equity. The shareholder has been making subscription payments based on the capital needs. This sole shareholder became the Group’s director upon the Closing.

During the year ended December 31, 2020, dividends paid to the individual shareholder were $385,901; the Group received the advances from director for working capital needs in an aggregate of approximately $1,617,000 and repaid in an aggregate of approximately $1,467,000. As a result, due to director in an amount of approximately $ 150,000 was included in the consolidated balance sheet as of December 31, 2020.

During the year ended December 31, 2019, the shareholder did not make payments in cash towards the subscription receivable; the Group received and fully repaid the advances from shareholder for working capital needs in an aggregate of $7,679,131, and provided advances to shareholder in an aggregate of $6,484,121 accounted for as due from shareholder. As a result of the return of capital and dividends declared as described in Note 13 Stockholders’ Equity, both subscription receivable and due from shareholder were reduced to zero, with dividends payable of $385,901 included in the consolidated balance sheet as of December 31, 2019.

During the year ended December 31, 2018, the Group received subscription payments of $5,415,082 from shareholder; the Group received the advances from shareholder for working capital needs in an aggregate of $484,601 and fully repaid the advances to shareholder. As of December 31, 2018, subscription receivable from shareholder was $3,022,606, and due from shareholder was zero.

Also see Note 9 for a description of a short-term borrowings received from a related party in November 2019.